The basic earnings per share was calculated based on the weighted average number of common and preferred shares outstanding, as shown in the calculations below: (Details) - BRL (R$)
R$ / shares in Units, R$ in Thousands
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net earnings attributable to the parent’s common shareholders (R$ thousands)	R$ 10,016,947	R$ 11,061,730	R$ 7,560,015
Net earnings attributable to the parent’s preferred shareholders (R$ thousands)	R$ 10,966,743	R$ 12,110,592	R$ 8,276,847
Weighted average number of common shares outstanding (thousands)	5,346,229	5,346,746	5,358,591
Weighted average number of preferred shares outstanding (thousands)	5,324,581	5,325,101	5,333,350
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Basic earnings per share attributable to shareholders of the Organization (in Reais)	R$ 1.87	R$ 2.07	R$ 1.41
Preference shares [member]
IfrsStatementLineItems [Line Items]
Basic earnings per share attributable to shareholders of the Organization (in Reais)	R$ 2.06	R$ 2.27	R$ 1.55